Selected Statements of Operations Data (Details) - Schedule of computation of basic and diluted net income (loss) per ordinary share - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Numerator:
Numerator for basic net loss per Ordinary Share	$ (3,992)	$ (6,832)	$ (2,415)
Effect of dilutive securities:
Share-based compensation granted
Numerator for dilutive net loss per Ordinary Share	$ (3,992)	$ (6,832)	$ (2,415)
Denominator:
Denominator for dilutive net loss per Ordinary Share - weighted average number of Ordinary Shares (in Shares)	13,927,788	13,779,885	13,630,793
Effect of dilutive securities:
Share-based compensation granted
Denominator for diluted net loss per Ordinary Share - adjusted weighted average number of Ordinary Shares (in Shares)	13,927,788	13,779,885	13,630,793